Decommissioning Provision (Tables)	12 Months Ended
Jun. 30, 2022
Decommissioning Provision
Schedule of continuity of the decommissioning provision associated with the Company's pilot plant

$
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	4,920
Balance at June 30, 2022	128,860